Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 238	$ 530	$ 1,811	$ 1,938
Severance (included in salaries)	0	63	60	123
Share-based payments	(258)	124	862	555
Director compensation (included in salaries)	85	83	256	250
Related party transaction, due from (to) related party	$ 65	$ 800	$ 2,989	$ 2,866